DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Description Of Business Organization And Basis Of Presentation [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION
1.	DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION

CNFinance Holdings Limited (“CNFinance”), through its wholly-owned subsidiaries and consolidated variable interest entities (collectively, referred to hereinafter as the “Group”) in the People’s Republic of China (“PRC”), primarily provides micro credit loan services for micro and small-enterprise (“MSE”) owners, and loan lending agency service for banks.

The loans are granted through its licensed micro credit subsidiaries in Beijing, Shenzhen and Chongqing directly, or the structure funds funded with the Group as general partners. Through the Group’s network of sales team and branch offices, prospective MSE borrowers are referred to the licensed micro credit subsidiaries or the structure funds. All loans are secured by residential or commercial real estate as of December 31, 2018.

The Group’s main funding resources are equity and borrowings from third parties.

Reorganization

CNFinance is incorporated in the Cayman Islands and was established on January 8, 2014 by the shareholders of Sincere Fame International Limited (“Sincere Fame”). Since its inception on January 8, 2014 to March 27, 2018, CNFinance did not engage in any operating activities. In connection with the reorganization of Sincere Fame (“Reorganization”), on March 27, 2018, the shareholders of Sincere Fame transferred all of their equity interests in Sincere Fame, consisting of 1,230,434,040 ordinary shares of Sincere Fame, in exchange for 1,230,434,040 ordinary shares of CNFinance and CNFinance became the parent company of Sincere Fame.

As presented in Note 14, the Company issued one (1) share upon incorporation with par value of HKD0.0001.Upon the shares transfer, the total issued and outstanding shares of the Company is 1,230,434,041.

Sincere Fame is incorporated in the British Virgin Islands and before the Reorganization, through its wholly-owned subsidiaries and consolidated variable interest entities in the PRC, primarily provided micro credit loan services for MSE owners, and loan lending agency service for banks.

Basis of preparation

The consolidated financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles ("U.S. GAAP").

The net assets of Sincere Fame are initially measured and recognized at their historical carrying amounts because the shareholders of CNFinance immediately after the Reorganization have identical ownership interests in Sincere Fame immediately before the Reorganization and the Reorganization is solely for the purpose of establishing the legal structure of CNFinance. Accordingly, the transfer of net assets of Sincere Fame has been accounted for and presented in the accompanying consolidated financial statements in a manner similar to a pooling-of-interests. That is, the consolidated financial statements of CNFinance include the results of the operations and the statement of financial position of Sincere Fame as of the beginning of the earliest period presented. Since CNFinance did not engage in any operating activities, CNFinance’s consolidated financial position as of December 31, 2017 and 2018, and its results of operations for the years then ended represent the continuation of the consolidated financial statements of Sincere Fame, except for its capital structure, which is retroactively adjusted to reflect the legal capital structure of CNFinance.

In connection with the preparation of the consolidated financial statements of CNFinance for the years ended December 31, 2016 and 2017, the Group identified certain errors in the presentation of the consolidated statements of cash flow of Sincere Fame for the years ended December 31, 2016 and 2017. In Sincere Fame’s consolidated statements of cash flows, (i) the “Loans originated, net of principal collected” and (ii) “Interest and financing service fee receivable” were reported under the caption titled “Loans principal, interest and financing service fee receivables” in the operating activities, while the item (i) should be reported in the investing activities and item (ii) should be reported under the caption titled “Changes in other operating assets” in the operating activities when the amount is not individually significant; (iii) investment income received from sales of available-for-sale investments were reported under the caption titled “Changes in other operating assets” in operating activities, while the item(iii) should be reported under the caption titled “Proceeds from sales of available-for-sale investments” in the investing activities, and (iv) “Interest paid to related parties” were reported in the financing activities, while the item (iv) should be reported under the caption titled “Changes in other operating liabilities” in the operating activities when the amount is not individually significant. In the preparation of the CNFinance’s consolidated statements of cash flows for the years ended December 31, 2016 and 2017, the cash flows of the above mentioned errors in the Sincere Fame’s consolidated statements of cash flows have been revised accordingly.

The following table shows the effect of the adjustments made to the previously issued consolidated statements of cash flows of Sincere Fame for the years ended December 31, 2016 and 2017:

RMB in millions

		For the year ended December 31, 2016			For the year ended December 31, 2017
		(as reported)	(adjusted)	(revised)	(as reported)	(adjusted)	(revised)

Cash flows from operating activities:

Loans principal, interest and financing service fee receivables	(i)(ii)	(5,047)	5,047	-	(9,309)	9,309	-
Changes in other operating assets	(ii)(iii)	-	(62)	(62)	8	(29)	(21)
Changes in other operating liabilities	(iv)	-	-	-	-	(41)	(41)
Net cash (used in)/provided by operating activities		(4,605)	4,985	380	(7,952)	9,239	1,287

Cash flows from investing activities:

Loans originated, net of principal collected	(i)	-	(4,985)	(4,985)	-	(9,288)	(9,288)
Proceeds from sales of available-for-sale investments, and cash received from disposal of cost method investments	(iii)	413	-	413	17	8	25
Net cash provided by/(used in) investing activities		285	(4,985)	(4,700)	(304)	(9,280)	(9,584)

Cash flows from financing activities:

Payments to related parties	(iv)	-	-	-	(41)	41	-
Net cash provided by financing activities		4,291	-	4,291	9,215	41	9,256

Investment in significant subsidiaries for the year ended December 31, 2018

Name of company	Place and date of incorporation/ establishment	Registered capital	Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
				Direct	Indirect

Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD1,230,434.04	USD1,230,434.04	100%	-	Investment Holding

China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD100,000,000	HKD100,000,000	-	100%	Investment Holding

Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD400,000,000	HKD400,000,000	-	100%	Investment Holding

Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB250,000,000	RMB250,000,000	-	100%	Investment Holding

Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23,2003	RMB2,220,000	RMB2,220,000	-	100%	Micro credit and mortgage agency services

Zhengzhou Lirui Enterprise Management Advisory Co., Ltd. 郑州利瑞企业管理咨询 有限公司	the PRC December 17, 2009	RMB500,000	RMB500,000	-	100%	Financial consultancy

Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB500,000	RMB500,000	-	100%	Financial consultancy

Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB3,000,000	RMB3,000,000	-	100%	Software development and maintenance

Name of company	Place and date of incorporation/ establishment	Registered capital	Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
				Direct	Indirect

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD30,000,000	USD30,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB300,000,000	RMB300,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB5,000,000	RMB5,000,000	-	100%	Company register service

Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB3,000,000	RMB3,000,000	-	100%	Software development and maintenance

Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD10,000,000	HKD10,000,000	-	100%	Software development and maintenance

Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB30,000,000	RMB30,000,000	-	100%	Investment Holding

Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD10,000,000	USD10,000,000	-	100%	Financial leasing

Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2012	RMB10,000,000	RMB10,000,000	-	100%	Labour outsourcing services

Hangzhou Shenzhen Fanlian Investment Co., Ltd. 杭州深泛联投资管理 有限公司	the PRC December 14, 2015	RMB1,000,000	-	-	100%	Asset Management

Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB100,000,000	RMB10,000,000	-	96%	Asset Management

Name of company	Place and date of incorporation/ establishment	Registered capital	Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
				Direct	Indirect
Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB2,000,000	-	-	100%	Financial Consultancy

Taizhou Fanhua Financial Advisory Co., Ltd. 泰州泛华财务咨询服务 有限公司	the PRC September 28, 2017	RMB500,000	-	-	100%	Financial Consultancy

Xuzhou Shenfanlian Enterprise Management Co., Ltd. 徐州深泛联企业管理 有限公司	the PRC December 7, 2017	RMB10,000,000	-	-	100%	Enterprise Management

Zhenjiang Fanhua Business Service Advisory Co., Ltd. 镇江泛华商务服务咨询 有限公司	the PRC October 16, 2017	RMB500,000	-	-	100%	Business Advisory

Nantong Shenfanlian Enterprise Management Co., Ltd. 南通深泛联企业管理 有限公司	the PRC September 8, 2017	RMB5,000,000	-	-	100%	Enterprise Management

Jiaxing Fanhua Enterprise Management Advisory Co., Ltd. 嘉兴泛华企业管理咨询 有限公司	the PRC February 7, 2018	RMB500,000	-	-	100%	Enterprise Management

Baoding Fanjie Financial Advisory Co., Ltd. 保定泛杰财务咨询 有限公司	the PRC February 9, 2018	RMB500,000	-	-	100%	Financial Consultancy

Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) 深圳泛诚商业运营管理合伙 企业 (有限合伙)	the PRC June 22, 2018	RMB36,210,000	RMB36,210,000	-	100%	Enterprise Management

Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. 泛小宣文化传媒 (广州) 有限公司	the PRC July 16, 2018	RMB1,000,000	-	-	100%	Enterprise Management

Variable interest entities (“VIEs”)

An entity is a variable interest entity (VIE) if it meets the criteria outlined in Accounting Standards Codification (ASC) Topic 810, Consolidation, which are (i) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) the entity has equity investors that cannot make significant decisions about the entity’s operations or that do not absorb their proportionate share of the entity’s expected losses or expected returns. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic performance and a right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE (that is, the Group is the primary beneficiary). In addition to variable interests held in consolidated VIEs, the Group has variable interests in other VIEs that are not consolidated because the Group is not the primary beneficiary. However, these VIEs and all other unconsolidated VIEs are monitored by the Group to assess whether any events have occurred to cause its primary beneficiary status to change. All other entities not deemed to be VIEs with which the Group has involvement are evaluated for consolidation under other subtopics of ASC 810.

In the normal course of business, the Group engages in a variety of activities with VIEs. The Group determines whether it is the primary beneficiary of a VIE at the time it becomes involved with the variable interest entity and reconsiders that conclusion continually. In evaluating whether the Group is the primary beneficiary, the Group evaluates its economic interests in the entity. If the Group is determined to be the primary beneficiary of a VIE, it must account for the VIE as a consolidated subsidiary. If the Group is determined not to be the primary beneficiary of a VIE, such VIE is not consolidated.

The Group has segregated its involvement with VIEs between those VIEs which are consolidated and those VIEs which are not consolidated.

Consolidated VIEs

Structure funds

The Group grants loans to customers through structure funds set up by trust companies. The assets of the structure funds can only be used to settle obligations of consolidated VIEs. The cash of structure funds represents that funds established by the institutional trust companies through segregated bank accounts, including structure funds that are partially funded by the Group’s own capital. The cash and cash equivalents of structure funds amounted to RMB2,457,242,507 and RMB911,581,943 as of December 31,2018 and 2017 respectively can only be used to grant loans. The Group is general partner of the funds, promising the expected returns for limited partners, and providing credit enhancement on the loans to customers under the funds. The Group is also the manager of the funds, making decisions in the loan origination process. The Group is the primary beneficiary of the funds as it has the power to direct the activities that most significantly impact the economic performance of the funds and it has obligation to absorb losses of the funds that could potentially be significant to the funds or the right to receive benefits from the funds that could potentially be significant to the funds. The Group consolidates the structure funds as it is the primary beneficiary of the funds as of December 31, 2018.

Starting in March 2018, the Group has been working with trust companies to implement new funding arrangements. Under credit strengthening arrangements, the Group no longer provides credit enhancement on the loans to customers under the structure funds except for current outstanding loans under the existing trust products and loans to be granted thereunder. However, the Group still promises expected returns for limited partners under credit strengthening arrangements, which exposes the Group to obligation to absorb losses of the funds that could potentially be significant to the funds. The Group is still the manager of the structure funds, which gives the Group the power to direct the activities that most significantly impact the economic performance of the funds. The structure funds are not taxpayers according to PRC tax law. The Group consolidates the structure funds as it is the primary beneficiary of the funds as of December 31, 2018.

Shenzhen Taotaojin Internet Financial Services Company Limited

Shenzhen Taotaojin Internet Financial Services Company Limited (“Taotaojin”) was established in Shenzhen in 2014 with registered capital of RMB50 million. Taotaojin operates a peer-to-peer (P2P) online lending platform in China. The Group invested RMB50 million share capital into Taotaojin through the two shareholders who hold the equity interests in Taotaojin on behalf of the Group. There is no recourse to the Group. Pursuant to the agreements between the Group and the two shareholders, the two shareholders are not entitled to direct the activities that significantly impact Taotaojin’s assets, operation and obligations. And the two shareholders authorized representatives designated by the Group to exercise all shareholders rights on the board. The shareholders of the Taotaojin also have irrevocably granted the Group an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of such shareholders’ equity interests in Taotaojin. Therefore, the Group has the power to direct the activities of Taotaojin that most significantly impact the economic performance based on its rights authorized by the shareholders. In addition, the Group has obligation to absorb losses of Taotaojin that could potentially be significant to Taotaojin as a result of the capital contributed through the loans to shareholders and other financial supports through intercompany transactions. The Group consolidates Taotaojin as it is a primary beneficiary of Taotaojin, the Group sold Taotaojin and its subsidiaries in September, 2017, to Shenzhen Dongfang Baoying Investments Co., Ltd., at consideration of RMB215,000,000. The Group recognized a pre-tax gain of RMB2,336,201 related to the sale.

The table sets forth the investments in the consolidated VIEs by the Group as of December 31, 2018.

Name of structure funds	Place and date of incorporation/ establishment	Principal activities

Jinghua Structure Fund 5 菁华5号信托计划	the PRC December 19, 2014	Micro credit

Jinghua Structure Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit

Bohai Trust Shenfanlian Micro Finance Structure Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit

Bohai Huihe SME Structure Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit

Zhongyuan Wealth Anhui Structure Fund 1 中原财富-安惠1期	the PRC January 20, 2017	Micro credit

Zhongyuan Wealth Anhui Structure Fund 2 中原财富-安惠2期	the PRC August 18, 2017	Micro credit

Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit and mortgage agency services

No.27 Jinghua Structure Fund 菁华27号信托计划	the PRC May, 18,2018	Micro credit

No.29 Jinghua Structure Fund 菁华29号信托计划	the PRC May, 16,2018	Micro credit
Yuecai Loan Structure Arrangement 粤财网贷合作计划	the PRC July 6, 2018	Micro credit
Zhonghai Lanhai Structure Fund 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit

Bairui Hengyi No.613 Structure Fund 百瑞恒益613号集合资金信托计划	the PRC July 25, 2018	Micro credit

Bohai Trust No.1 Huiying Structure Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structure Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Everbright No.1 Business Acceleration Structure Fund 光大助业1号集合资金信托计划	the PRC November 29, 2018	Micro credit

The table sets forth the assets and liabilities of the consolidated VIEs included in the Group’s consolidated balance sheets:

	December 31,
	2017	2018
	RMB	RMB

Cash and cash equivalents	1,005,069,665	2,556,453,812
Loans principal, interest and financing service fee receivables	15,741,026,758	14,693,474,990
Available-for-sale investments	-	270,497,995
Deferred tax assets	59,892	216,380
Other assets	134,288,627	192,135,492

Total assets	16,880,444,942	17,712,778,669

Interest-bearing borrowings	11,768,149,067	12,552,191,338
Income tax payable	923,786	956,881
Other liabilities	528,843,275	772,026,076

Total liabilities	12,297,916,128	13,325,174,295

The table sets forth the results of operations of the VIEs included in the Group’s consolidated statements of comprehensive income:

	2016	2017	2018
	RMB	RMB	RMB

Revenues	1,230,596,060	3,247,097,840	4,030,796,059
Net income	316,604,468	1,074,500,910	910,293,862

The table sets forth the cash flows of the VIEs included in the Group’s consolidated statements of cash flows:

	2016	2017	2018
	RMB	RMB	RMB

Net cash provided by operating activities	843,392,296	3,858,370,455	340,962,220
Net cash (used in)/provided by investing activities	(5,109,269,063)	(8,905,181,155)	301,170,602
Net cash provided by financing activities	4,249,962,461	5,916,858,297	909,251,326